Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000159220
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class A Shares
Trading Symbol	DPFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$178	1.76%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund
Without Load	2.67%	0.91%	3.33%
With Load	-3.21%	-0.27%	2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.80%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 112,560,633
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 862,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%

C000159221
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class C Shares
Trading Symbol	DPFCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$253	2.51%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2017)
Deer Park Total Return Credit Fund	1.92%	0.16%	1.40%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.79%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 112,560,633
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 862,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%

C000159222
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class I Shares
Trading Symbol	DPFNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$153	1.51%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund	3.05%	1.19%	3.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.80%
HFRX Fixed Income Credit Index	7.07%	2.49%	2.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 112,560,633
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 862,489
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$112,560,633
Number of Portfolio Holdings	314
Advisory Fee (net of waivers)	$862,489
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Agency Asset Backed Securities	2.8%
Money Market Funds	0.1%
Non-Agency Asset Backed Securities	97.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.1%
CMBS	22.1%
CMO	29.7%
ABS	48.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.7720%, 04/25/37	2.9%
Wells Fargo Commercial Mortgage Trust 2013-LC12, Series 2013-LC12, Class D, 3.9130%, 07/15/46	2.6%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 7.2720%, 12/25/37	2.6%
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 5.2020%, 12/25/35	2.5%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 1.1400%, 11/15/27	2.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.3%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 5.2470%, 10/25/35	2.2%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.8490%, 03/15/49	2.2%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 5.2470%, 04/25/36	2.0%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.4820%, 12/25/46	2.0%